Business Combination - Earnout Awards (Details)			8 Months Ended	12 Months Ended
	May 09, 2024 tranche D $ / shares shares	May 08, 2024 shares	Dec. 31, 2024 USD ($) D shares	Dec. 31, 2024 USD ($) D	Dec. 31, 2023 USD ($)
Reverse Recapitalization [Line Items]
Recapitalization, equity subjected	10.00%
Recapitalization vesting period	5 years
Contingent consideration, (in shares) | shares	15,000,000	78,996,459
Stock price threshold (in dollars per share) | $ / shares	$ 10
Trading day threshold	20
Trading day period	60
Stock-based compensation | $				$ 12,484,000	$ 777,000
Reverse recapitalization, shares forfeited, consideration issued | $			$ 0
Reverse recapitalization, shares forfeited, shares issued | shares			0
Recapitalization exchange ratio	6.062
Common Class A
Reverse Recapitalization [Line Items]
Reserved for future issuance (in shares) | shares	10,432,749
Common Class A | Employee Stock Option
Reverse Recapitalization [Line Items]
Reserved for future issuance (in shares) | shares	10,432,749
Earnout Shares
Reverse Recapitalization [Line Items]
Vesting tranches | tranche	3
Earnout shares fair value | $			$ 261,716,000	261,716,000
Stock-based compensation | $				7,784,000
Earnout Shares | Common Class A
Reverse Recapitalization [Line Items]
Reverse recapitalization, number of shares forfeited during period (in shares) | shares			300,000
Founder Shares
Reverse Recapitalization [Line Items]
Recapitalization vesting period	5 years
Contingent consideration, (in shares) | shares	1,450,000
Vesting tranches | tranche	4
Vesting per triggering event (in shares) | shares	12,500,000
Earnout shares fair value | $			$ 226,219,000	$ 226,219,000
Earnout Shares and Founder Shares | Common Class A
Reverse Recapitalization [Line Items]
Trading day threshold			20	20
Trading day period			60	60
Reverse Recapitalization Earnout Triggering Event One | Earnout Shares
Reverse Recapitalization [Line Items]
Contingent consideration, (in shares) | shares	7,500,000
Stock price threshold (in dollars per share) | $ / shares	$ 12
Trading day threshold	20
Trading day period	60
Reverse Recapitalization Earnout Triggering Event One | Founder Shares
Reverse Recapitalization [Line Items]
Contingent consideration, (in shares) | shares	6,250,000
Stock price threshold (in dollars per share) | $ / shares	$ 10
Trading day threshold	20
Trading day period	60
Reverse Recapitalization Earnout Triggering Event Two | Earnout Shares
Reverse Recapitalization [Line Items]
Contingent consideration, (in shares) | shares	5,000,000
Stock price threshold (in dollars per share) | $ / shares	$ 14
Trading day threshold	20
Trading day period	60
Reverse Recapitalization Earnout Triggering Event Two | Founder Shares
Reverse Recapitalization [Line Items]
Contingent consideration, (in shares) | shares	3,125,000
Stock price threshold (in dollars per share) | $ / shares	$ 12
Trading day threshold	20
Trading day period	60
Reverse Recapitalization Earnout Triggering Event Three | Earnout Shares
Reverse Recapitalization [Line Items]
Contingent consideration, (in shares) | shares	2,500,000
Stock price threshold (in dollars per share) | $ / shares	$ 16
Trading day threshold	20
Trading day period	60
Reverse Recapitalization Earnout Triggering Event Three | Founder Shares
Reverse Recapitalization [Line Items]
Contingent consideration, (in shares) | shares	1,562,500
Stock price threshold (in dollars per share) | $ / shares	$ 14
Trading day threshold	20
Trading day period	60
Reverse Recapitalization Earnout Triggering Event Four | Founder Shares
Reverse Recapitalization [Line Items]
Contingent consideration, (in shares) | shares	1,562,500
Stock price threshold (in dollars per share) | $ / shares	$ 16
Trading day threshold	20
Trading day period	60
Reverse Recapitalization, Earnout Triggering Events met between November 12, 2024 and November 13, 2024 | Earnout Shares | Common Class A
Reverse Recapitalization [Line Items]
Reveres recapitalization, shares issued (in shares) | shares			14,266,446
Reverse Recapitalization, Earnout Shares Attributable to Legacy Oklo Vested Options | Earnout Shares | Common Class A
Reverse Recapitalization [Line Items]
Reveres recapitalization, shares issued (in shares) | shares			433,348
Reverse Recapitalization, Earnout Shares Attributable to Legacy Oklo Vested Options | Founder Shares | Common Class A
Reverse Recapitalization [Line Items]
Reveres recapitalization, shares issued (in shares) | shares			12,500,000